6. Accounts receivable, net	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
	US$’000	US$’000

Accounts receivable	4,151	3,186
Less: Allowance for doubtful debts	(69)	(97)
	──────	──────
	4,082	3,089
	══════	══════

The following is an age analysis of past due account receivables as of December 31, 2013 and 2012:

	2013	2012
	US$’000	US$’000

Current	2,113	1,698
30-59 days past due	598	440
60-89 days past due	59	302
Greater than 90 days	1,312	649
	──────	──────
	4,082	3,089
	══════	══════

ZHEJIANG
Accounts receivable, net
	2013	2012
	RMB’000	RMB’000

Accounts receivable	166,433	245,892
Less: Allowance for doubtful debts	(19,306)	(19,522

	147,127	226,370